FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Currency risk
Nature And Extent of Risks Arising From Financial Instruments
Reasonable possible increase (as a percent)	10.00%
Reasonable possible (decrease) (as a percent)	10.00%
Reasonable possible increase (as a percent)	10.00%
Reasonable possible (decrease) (as a percent)	10.00%
Currency risk | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	$ (5,592)
Increase (decrease) due to reasonably possible decrease	5,592
Currency risk | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	817
Increase (decrease) due to reasonably possible decrease	(817)
Currency risk | Receivables and other, excluding trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	850
Increase (decrease) due to reasonably possible decrease	(850)
Currency risk | Restricted cash
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	5
Increase (decrease) due to reasonably possible decrease	$ (5)
Interest rate risk
Nature And Extent of Risks Arising From Financial Instruments
Reasonable possible increase (as a percent)	1.00%
Reasonable possible (decrease) (as a percent)	1.00%
Interest rate risk | Loan facility
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	$ (381)
Increase (decrease) due to reasonably possible decrease	381
Interest rate risk | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	352
Increase (decrease) due to reasonably possible decrease	$ (352)
Commodity price risk
Nature And Extent of Risks Arising From Financial Instruments
Reasonable possible increase (as a percent)	10.00%
Reasonable possible (decrease) (as a percent)	10.00%
Commodity price risk | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	$ 6,434
Increase (decrease) due to reasonably possible decrease	$ (6,434)